UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Carl Domino, Inc.
Address:  251 Royal Palm Way, Suite 601
          Palm Beach, FL 33480

Form 13F File Number:  028-12146

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Dixon
Title:    Chief Compliance Officer/Chief Operating Officer
Phone:    (561) 833-2882

Signature, Place, and Date of Signing:

     /s/ Michael J. Dixon            Palm Beach, FL              May 14, 2012
     --------------------            ---------------             ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          151
                                         -----------

Form 13F Information Table Value Total:  $   155,814
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- ------------ --------- ----------- -------------------- ---------- -------- --------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------
          NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -----
3M CO COM                           COMMON STOCK 88579Y101         258       2,895 SH       Sole                  2,895
ABBOTT LABORATORIES                 COMMON STOCK 002824100       2,374      38,733 SH       Sole                 38,733
ACCURAY INCORPORATED                COMMON STOCK 004397105         157      22,262 SH       Sole                 22,262
ALLSCRIPTS HEALTHCARE SOLUTION      COMMON STOCK 01988P108         173      10,400 SH       Sole                 10,400
ALTRIA GROUP INC COM                COMMON STOCK 02209S103         218       7,053 SH       Sole                  7,053
AMARIN CORP ADR                     COMMON STOCK 023111206         136      12,000 SH       Sole                 12,000
AMERICAN EXPRESS COMPANY            COMMON STOCK 025816109       3,135      54,180 SH       Sole                 54,180
AMGEN INC COM                       COMMON STOCK 031162100         698      10,271 SH       Sole                 10,271
AMYLIN PHARMACEUTICALS, INC.        COMMON STOCK 032346108         374      15,000 SH       Sole                 15,000
AMYRIS INC COM                      COMMON STOCK 03236M101         166      32,000 SH       Sole                 32,000
ANCESTRY.COM INC COM                COMMON STOCK 032803108         205       9,000 SH       Sole                  9,000
ANTARES PHARMA INC                  COMMON STOCK 036642106         161      50,000 SH       Sole                 50,000
APACHE CORP COM                     COMMON STOCK 037411105         843       8,398 SH       Sole                  8,198          200
APPLE INC                           COMMON STOCK 037833100       1,178       1,964 SH       Sole                  1,964
AT&T INC COM                        COMMON STOCK 00206R102         936      29,971 SH       Sole                 29,871          100
BANK OF AMERICA CORP                COMMON STOCK 060505104         544      56,851 SH       Sole                 55,851        1,000
BAXTER INTL INC COM                 COMMON STOCK 071813109       1,960      32,791 SH       Sole                 32,791
BB&T CP                             COMMON STOCK 054937107       2,397      76,355 SH       Sole                 76,355
BRISTOL MYERS SQUIBB COM            COMMON STOCK 110122108         330       9,765 SH       Sole                  9,765
CALGON CARBON CORP                  COMMON STOCK 129603106         449      28,760 SH       Sole                 28,760
CARBONITE INC                       COMMON STOCK 141337105         176      15,988 SH       Sole                 15,988
CATERPILLAR INC DEL COM             COMMON STOCK 149123101       3,112      29,215 SH       Sole                 29,215
CHEVRON CORP                        COMMON STOCK 166764100       3,021      28,182 SH       Sole                 28,182
CHIMERA INVESTMENT CORPORATION      COMMON STOCK 16934Q109         106      37,450 SH       Sole                 37,450
CHINA MOBILE LIMITED                COMMON STOCK 16941M109         560      10,170 SH       Sole                 10,170
CISCO SYS INC COM                   COMMON STOCK 17275R102         496      23,455 SH       Sole                 23,455
CLEAR CHANNEL OUTDOOR CL A          COMMON STOCK 18451C109         226      28,300 SH       Sole                 28,300
COLGATE PALMOLIVE CO                COMMON STOCK 194162103       2,149      21,980 SH       Sole                 21,980
COMPUTER SCIENCES CP                COMMON STOCK 205363104       1,512      50,493 SH       Sole                 50,493
CONOCOPHILLIPS COM                  COMMON STOCK 20825C104       2,933      38,585 SH       Sole                 38,585
CORRECTIONS CORP OF AMERICA         COMMON STOCK 22025Y407         599      21,942 SH       Sole                 21,942
CREE INC COM                        COMMON STOCK 225447101         360      11,375 SH       Sole                 10,900          475
CTC MEDIA, INC                      COMMON STOCK 12642x106         280      24,085 SH       Sole                 24,085
D R HORTON INC COM                  COMMON STOCK 23331A109         273      18,000 SH       Sole                 18,000
DEERE & CO COM                      COMMON STOCK 244199105       2,225      27,504 SH       Sole                 27,504
DOW CHEMICAL CO COM                 COMMON STOCK 260543103       2,531      73,066 SH       Sole                 73,066
DU PONT E I DE NEMOURS COM          COMMON STOCK 263534109       3,002      56,742 SH       Sole                 56,742
DUKE ENERGY CORP COM                COMMON STOCK 26441C105         313      14,900 SH       Sole                 14,600          300
E M C CORP MASS COM                 COMMON STOCK 268648102       1,103      36,918 SH       Sole                 36,818          100
E*TRADE FINANCIAL CORPORATION       COMMON STOCK 269246401         175      16,000 SH       Sole                 16,000
EAGLE MATERIALS INC COM             COMMON STOCK 26969P108         208       6,000 SH       Sole                  6,000
EMERSON ELEC CO COM                 COMMON STOCK 291011104       2,000      38,335 SH       Sole                 38,335
EXXON MOBIL CORP COM                COMMON STOCK 30231G102       1,196      13,786 SH       Sole                 13,586          200
F5 NETWORKS INC                     COMMON STOCK 315616102         405       3,000 SH       Sole                  3,000
FORD MTR CO DEL COM PAR $0.01       COMMON STOCK 345370860       2,467     197,736 SH       Sole                197,736
FREEPORT-MCMORAN COP&G INC          COMMON STOCK 35671D857       1,966      51,685 SH       Sole                 51,585          100
FTI CONSULTING INC COM              COMMON STOCK 302941109         413      11,010 SH       Sole                 11,010
GANNETT INC COM                     COMMON STOCK 364730101         184      12,000 SH       Sole                 12,000
GARMIN LTD.                         COMMON STOCK H2906T109       2,000      42,577 SH       Sole                 42,577
GENERAL ELEC CO COM                 COMMON STOCK 369604103       2,540     126,534 SH       Sole                126,434          100
GERON CORP                          COMMON STOCK 374163103         100      59,100 SH       Sole                 59,100
GILEAD SCIENCES INC COM             COMMON STOCK 375558103         516      10,553 SH       Sole                 10,153          400
GOOGLE INC CL A                     COMMON STOCK 38259P508         759       1,184 SH       Sole                  1,184
GT ADVANCED TECHNOLOGIES INC        COMMON STOCK 36191U106         416      50,355 SH       Sole                 50,355
HALLIBURTON CO.                     COMMON STOCK 406216101         663      19,964 SH       Sole                 19,664          300
HANCOCK HLDG CO COM                 COMMON STOCK 410120109       2,044      57,571 SH       Sole                 57,571
HANSEN MEDICAL, INC.                COMMON STOCK 411307101         123      41,000 SH       Sole                 41,000
HARLEY-DAVIDSON INC                 COMMON STOCK 412822108       3,065      62,450 SH       Sole                 62,450
HARRIS CP                           COMMON STOCK 413875105       2,136      47,386 SH       Sole                 47,386
HAWAIIAN ELEC INDS COM              COMMON STOCK 419870100         402      15,852 SH       Sole                 15,852
HEALTHWAYS, INC.                    COMMON STOCK 422245100         125      17,000 SH       Sole                 17,000
HEWLETT PACKARD CO COM              COMMON STOCK 428236103       1,685      70,690 SH       Sole                 70,690
HOME DEPOT INC                      COMMON STOCK 437076102       3,677      73,096 SH       Sole                 72,596          500
HUMAN GENOME SCIENCES COM           COMMON STOCK 444903108         157      19,000 SH       Sole                 19,000
HUNTINGTON BANCSHARES INCORPOR      COMMON STOCK 446150104         162      25,100 SH       Sole                 25,100
HUNTSMAN CORP                       COMMON STOCK 447011107       2,744     195,830 SH       Sole                195,830
ICAD INC COM                        COMMON STOCK 44934S107          51     104,299 SH       Sole                104,299
IGI INC COM                         COMMON STOCK 449575109          33      30,900 SH       Sole                 30,900
INTEL CORP COM                      COMMON STOCK 458140100         887      31,558 SH       Sole                 30,958          600
INTRALINKS HLDGS INC COM            COMMON STOCK 46118H104         159      30,000 SH       Sole                 30,000
ISHARES BARCLAYS AGGREGATE BON      COMMON STOCK 464287226         214       1,949 SH       Sole                  1,949
ISHARES GS $ INVESTO                COMMON STOCK 464287242         636       5,501 SH       Sole                  5,501
ISHARES IBOXX HY BD                 COMMON STOCK 464288513         470       5,183 SH       Sole                  5,183
JOHNSON & JOHNSON COM               COMMON STOCK 478160104         897      13,600 SH       Sole                 13,300          300
JPMORGAN & CHASE & CO COM           COMMON STOCK 46625H100       2,305      50,123 SH       Sole                 50,123
KIMBERLY CLARK                      COMMON STOCK 494368103       2,177      29,463 SH       Sole                 29,463
KINDER MORGAN ENERGY PARTNERS,      COMMON STOCK 494550106         369       4,465 SH       Sole                  4,465
KRAFT FOODS INC CL A                COMMON STOCK 50075N104         206       5,428 SH       Sole                  5,428
LIBERTY GLOBAL INC COM SER C        COMMON STOCK 530555309         606      12,648 SH       Sole                 12,648
MARATHON OIL CORP COM               COMMON STOCK 565849106       1,900      59,950 SH       Sole                 59,950
MASCO CORP COM                      COMMON STOCK 574599106       2,154     161,070 SH       Sole                161,070
MAXIM INTEGRATED PRODS INC          COMMON STOCK 57772K101       2,721      95,170 SH       Sole                 95,170
MBIA INC COM                        COMMON STOCK 55262C100         225      23,000 SH       Sole                 23,000
MCDONALDS CORPORATION               COMMON STOCK 580135101       2,555      26,042 SH       Sole                 25,942          100
MEDIVATION, INC.                    COMMON STOCK 58501N101         448       6,000 SH       Sole                  6,000
MEMC ELECTRONIC MATERIALS, INC      COMMON STOCK 552715104          83      23,000 SH       Sole                 23,000
MERCK & CO INC NEWCOM               COMMON STOCK 58933Y105       2,307      60,075 SH       Sole                 60,075
METLIFE, INC. COM EQUITY UNIT       COMMON STOCK 59156R116         297       4,200 SH       Sole                  4,200
MGIC INVT CORP WIS COM              COMMON STOCK 552848103         210      42,300 SH       Sole                 42,300
MGM RESORTS INTERNATIONAL           COMMON STOCK 552953101         355      26,100 SH       Sole                 26,100
MICROSOFT CORP COM                  COMMON STOCK 594918104       3,012      93,376 SH       Sole                 92,876          500
MICROVISION INC DEL COM             COMMON STOCK 594960304          93      33,961 SH       Sole                 33,961
MID-AMER APT CMNTYS                 COMMON STOCK 59522J103         245       3,660 SH       Sole                  3,660
MOTRICITY, INC.                     COMMON STOCK 620107102          70      64,000 SH       Sole                 64,000
MYREXIS, INC.                       COMMON STOCK 62856h107         104      34,275 SH       Sole                 34,275
NASDAQ OMX GROUP                    COMMON STOCK 631103108         368      14,190 SH       Sole                 14,190
NATURAL RESOURCE PARTNERS           COMMON STOCK 63900P103         323      13,444 SH       Sole                 13,444
NETSUITE INC COMMON STOCK           COMMON STOCK 64118Q107         302       6,000 SH       Sole                  6,000
NEUROCRINE BIOSCIENCES              COMMON STOCK 64125C109         255      32,000 SH       Sole                 32,000
NEW YORK CMNTY BANCORP COM          COMMON STOCK 649445103       1,776     127,697 SH       Sole                127,697
NEXTERA ENERGY, INC.                COMMON STOCK 65339F101         467       7,650 SH       Sole                  7,650
NORDIC AMERICAN TANKER SHIPPIN      COMMON STOCK G65773106         175      11,000 SH       Sole                 11,000
NORTHROP GRUMMAN CORP COM           COMMON STOCK 666807102         562       9,204 SH       Sole                  9,204
NUANCE COMMUNICATIONS COM           COMMON STOCK 67020y100         310      12,107 SH       Sole                 12,107
NUCOR CP                            COMMON STOCK 670346105       1,863      43,385 SH       Sole                 43,385
OMNICELL, INC.                      COMMON STOCK 68213n109         167      11,000 SH       Sole                 11,000
PALL CORP COM                       COMMON STOCK 696429307       2,152      36,090 SH       Sole                 36,090
PARTNERRE LTD COM                   COMMON STOCK G6852T105       2,513      37,013 SH       Sole                 37,013
PAYCHEX INC                         COMMON STOCK 704326107       2,256      72,811 SH       Sole                 72,611          200
PEABODY ENERGY CORP COM             COMMON STOCK 704549104         244       8,425 SH       Sole                  8,050          375
PEPSICO INC COM                     COMMON STOCK 713448108       3,124      47,079 SH       Sole                 46,779          300
PFIZER INC COM                      COMMON STOCK 717081103       2,981     131,618 SH       Sole                130,818          800
POWERSHARES DB USD INDEX BULLI      COMMON STOCK 73936D107         215       9,800 SH       Sole                  9,800
PRICE T ROWE GROUP INC COM          COMMON STOCK 74144T108         374       5,735 SH       Sole                  5,735
PROCTER & GAMBLE CO COM             COMMON STOCK 742718109       2,711      40,334 SH       Sole                 40,334
PROLOGIS                            COMMON STOCK 74340W103       2,428      67,397 SH       Sole                 67,397
PROTALIX BIOTHERAPEUTICS INC        COMMON STOCK 74365A101         236      37,000 SH       Sole                 37,000
PULSE ELECTRONICS CORPORATION       COMMON STOCK 74586W106         100      39,689 SH       Sole                 39,689
REGAL ENTERTAINMENT GROUP           COMMON STOCK 758766109       2,265     166,557 SH       Sole                166,557
ROYAL CARIBBEAN CRUISE COM          COMMON STOCK V7780T103         235       8,000 SH       Sole                  8,000
RPM INTL INC COM                    COMMON STOCK 749685103         354      13,514 SH       Sole                 13,514
SAVIENT PHARMACEUTICALS INC         COMMON STOCK 80517Q100         116      53,000 SH       Sole                 53,000
SCHLUMBERGER LTD COM                COMMON STOCK 806857108         411       5,875 SH       Sole                  5,875
SILICON GRAPHICS INTL CORP          COMMON STOCK 82706L108         213      22,000 SH       Sole                 22,000
SIRIUS XM RADIO INC COM             COMMON STOCK 82967N108         348     150,500 SH       Sole                150,500
SKYWORKS SOLUTIONS INC COM          COMMON STOCK 83088M102         498      18,000 SH       Sole                 18,000
SPDR GOLD SHARES                    COMMON STOCK 78463V107         698       4,305 SH       Sole                  4,305
SPDR S&P 500 ETF Trust              COMMON STOCK 78462F103         562       3,993 SH       Sole                  3,993
STANDARD PACIFIC CORP.              COMMON STOCK 85375C101         245      55,000 SH       Sole                 55,000
SUNOCO, INC.                        COMMON STOCK 86764P109       2,080      54,516 SH       Sole                 54,516
SUPER MICRO COMPUTER INC            COMMON STOCK 86800U104         279      16,000 SH       Sole                 16,000
SYSCO CORP                          COMMON STOCK 871829107         444      14,880 SH       Sole                 14,880
TD AMERITRADE HLDG CP COM           COMMON STOCK 87236y108         197      10,000 SH       Sole                 10,000
TELESTONE TECHNOLOGIES CORP.        COMMON STOCK 87953J102          86      26,818 SH       Sole                 26,818
TELLABS INC COM                     COMMON STOCK 879664100         190      47,000 SH       Sole                 47,000
TENET HEALTHCARE CORP COM           COMMON STOCK 88033G100         248      46,700 SH       Sole                 46,700
TEVA PHARMACEUTICAL INDS ADR        COMMON STOCK 881624209       2,885      64,037 SH       Sole                 64,037
TUPPERWARE BRANDS CORPORATION       COMMON STOCK 899896104       2,827      44,515 SH       Sole                 44,515
TYCO INTERNATIONAL LTD NEW          COMMON STOCK H89128104       2,440      43,440 SH       Sole                 43,440
UNION PACIFIC CORP                  COMMON STOCK 907818108       2,486      23,133 SH       Sole                 23,133
UNITED PARCEL SERVICE INC           COMMON STOCK 911312106       2,559      31,703 SH       Sole                 31,703
VERIZON COMMUNICATIONS COM          COMMON STOCK 92343V104         348       9,108 SH       Sole                  9,108
VIMPELCOM LTD                       COMMON STOCK 92719a106         167      15,000 SH       Sole                 15,000
VIRNETX HOLDING CORP COM STK U      COMMON STOCK 92823T108         503      21,000 SH       Sole                 21,000
VIVUS, INC.                         COMMON STOCK 928551100         380      17,000 SH       Sole                 17,000
WALGREEN CO COM                     COMMON STOCK 931422109       1,164      34,750 SH       Sole                 34,750
WELLPOINT INC COM                   COMMON STOCK 94973V107         203       2,750 SH       Sole                  2,550          200
WEYERHAEUSER CO COM                 COMMON STOCK 962166104       2,180      99,458 SH       Sole                 99,458
WINDSTREAM CORP COM                 COMMON STOCK 97381W104         206      17,560 SH       Sole                 17,560
WYNN RESORTS, LIMITED               COMMON STOCK 983134107       2,052      16,435 SH       Sole                 16,435
AMERICAN INTL GROUP INC WT          COMMON STOCK 026874156         257      24,139 SH       Sole                 24,139